Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computation of weighted average number of common shares outstanding for basic and diluted earnings per share
Weighted average common shares	2,980,602	2,980,602	2,980,602
Average treasury shares	(245,713)	(245,803)	(245,803)
Total weighted average common shares outstanding (basic)	2,734,889	2,734,799	2,734,799
Dilutive effect of assumed exercise of stock options	252	39
Weighted average common shares outstanding (diluted)	2,735,141	2,734,838	2,734,799